Income Taxes (Narrative) (Details)	12 Months Ended
Dec. 31, 2022
Canada [Member] | Prior to 2006 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Description of expiration date	expire after 10 years
Canada [Member] | Since 2006 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Description of expiration date	after 20 years
US Federal [Member] | Prior to 2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Description of expiration date	expire after 20 years
US Federal [Member] | Tax years since 2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Description of expiration date	no expiration
US State [Member] | Prior to 2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Description of expiration date	expire after 15 years